NONCONTROLLING INTEREST Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	$ 551,245	$ 320,997	$ 261,192
Unrealized (loss) gain on available for sale securities	(24)	(42)	124
Net (loss) gain on pension and other post-retirement benefits	(950)	(2,550)	1,982
Total other comprehensive (loss) income	(974)	(2,592)	2,106
Comprehensive income	550,271	318,405	263,298
Total comprehensive income	550,271	318,405	263,298
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	500,077	280,888	226,312
Unrealized (loss) gain on available for sale securities	(24)	(42)	124
Net (loss) gain on pension and other post-retirement benefits	(950)	(2,550)	1,982
Total other comprehensive (loss) income	(974)	(2,592)	2,106
Comprehensive income	499,103	278,296	228,418
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net income	51,168	40,109	34,880
Unrealized (loss) gain on available for sale securities	0	0	0
Net (loss) gain on pension and other post-retirement benefits	0	0	0
Total other comprehensive (loss) income	0	0	0
Comprehensive income	51,168	40,109	34,880
Total comprehensive income	$ 51,168	$ 40,109	$ 34,880